Company Business - Significant Investments in Subsidiaries (Details) - shares			12 Months Ended
	Jan. 31, 2019	Apr. 30, 2010	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Parent Entity Information [line items]
Proportion of ownership interest in associate			14.80%	14.80%
Stock Split Ratio	8
Series B shares.
Disclosure Of Parent Entity Information [line items]
Stock Split Ratio	3
Series L shares
Disclosure Of Parent Entity Information [line items]
Stock Split Ratio	5
Heineken Group
Disclosure Of Parent Entity Information [line items]
Proportion of ownership interest in associate		20.00%	14.76%	14.76%
Coca-Cola FEMSA
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary			47.20%	47.20%
Percentage of voting share in subsidiary			56.00%	56.00%
Percentage Of Shares Traded As American Depositary Shares			25.00%
Coca-Cola FEMSA | The Coca-Cola company
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary			27.80%
FEMSA Comercio - Proximity Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary			100.00%	100.00%
FEMSA Comercio - Fuel Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary			100.00%	100.00%
FEMSA Comercio - Health Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary			100.00%	100.00%
Other businesses
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary			100.00%	100.00%